Related Party Transactions (Details Textual) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Jul. 01, 2014	Dec. 31, 2014	Jan. 01, 2015	Jan. 31, 2013	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Sang Heng [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	$ 155,000	$ 180,000
Sang Heng [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			142,000
Sang Heng [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	142,000	155,000
Sang Heng [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			103,000
Sang Lung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	155,000			180,000
Sang Lung [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			142,000
Sang Lung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	142,000			155,000
Sang Lung [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			103,000
Bao Li and King's Gaming [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				103,000
Bao Li and King's Gaming [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	103,000
Bao Li and King's Gaming [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			97,000
Bao Li and King's Gaming [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	97,000
Bao Li and King's Gaming [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			65,000
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		7,156,950				6,807,018	5,966,147
Related Party Transactions, Monthly Payments					103,000
Due to Related Parties		573,897				619,042
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		727,298				779,224	0
Oriental VIP Room [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	103,000
Oriental VIP Room [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			97,000
Oriental VIP Room [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	97,000
Oriental VIP Room [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments			$ 65,000